Debt (Details) € in Millions, £ in Millions, $ in Millions		1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Aug. 25, 2020 USD ($)	Sep. 15, 2023 GBP (£)	Oct. 31, 2022	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 GBP (£)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Aug. 25, 2020 EUR (€)	Jun. 04, 2015 USD ($)
Debt [Line Items]
Borrowing facility				$ 1.5		$ 1.5			$ 4.1						€ 31.0
Borrowing facility receivables rate	0.08%								3.00%	3.00%	3.00%
Interest expense									$ 0.3		$ 0.3	$ 0.1
Borrowing facility													£ 9.0	£ 9.0	€ 0.1
Aggregate principal amount									$ 6.2		$ 6.7			5.0
Interest rate Percentage			3.00%			3.50%	3.50%		3.50%	3.50%	3.50%
Working capital loan facility									$ 4.8		$ 5.4
Subsidiary borrowings									$ 10.9		$ 0.1
Ratio of debt service									1.93	1.93
Committed facility agreement						$ 1.5	£ 1.4		$ 1.6	£ 1.4
Borrowing facility interest rate						0.55%	0.55%
Incurred interest expense				0.1	$ 0.1	$ 0.4		$ 0.2
Purchased accounts receivables		£ 15.0		2.1		2.1
Accounts receivable				0.1		0.1
Maximum [Member]
Debt [Line Items]
Outstanding balances						11.0
Ratio of debt service									1.93	1.93	1.5
Minimum [Member]
Debt [Line Items]
Outstanding balances						$ 0.1
Ratio of debt service									1.1	1.1	0.61
Secured Borrowing Facility [Member]
Debt [Line Items]
Borrowing facility	$ 31.0															$ 2.6
Borrowing facility receivables rate									0.16%	0.16%		0.80%
Interest expense									$ 0.0		$ 0.0	$ 0.2
Outstanding balances									$ 4.2		$ 5.7
Term Loan A Facility [Member]
Debt [Line Items]
Borrowing facility receivables rate						2.00%	2.00%		2.00%	2.00%	2.00%
Interest rate Percentage						2.00%	2.00%
Outstanding balance				1.8		$ 1.8			$ 1.9
Term Loan B Facility [Member]
Debt [Line Items]
Borrowing facility receivables rate						2.50%	2.50%		2.50%	2.50%	2.50%
Interest rate Percentage						2.50%	2.50%
Outstanding balance				0.5		$ 0.5			$ 1.0
Revolving Credit Facility [Member]
Debt [Line Items]
Borrowing facility receivables rate						3.00%	3.00%
Outstanding balance				$ 6.1		$ 6.1			6.0
Revolving Working Capital [Member]
Debt [Line Items]
Outstanding balances						$ 5.9			$ 4.8
Interest rate Percentage									3.00%	3.00%
Term Loan A Facility [Member]
Debt [Line Items]
Aggregate principal amount									$ 1.9		$ 2.4		2.0	2.0
Term Loan B Facility [Member]
Debt [Line Items]
Aggregate principal amount									$ 1.0		$ 1.7		2.0	2.0
Revolving Working Capital [Member]
Debt [Line Items]
Aggregate principal amount | £													4.0	£ 4.0
Revolving Credit Facility [Member]
Debt [Line Items]
Aggregate principal amount | £													£ 5.0